Deferred Tax - Summary of Deferred Tax (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	€ 125	€ 79
Deferred tax liabilities	538	1,029
Total net deferred tax liability / (asset)	412	950	€ 2,113
Financial assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	(7)	(20)
Deferred tax liabilities, temporary differences	815	1,724
Total net deferred tax liability / (asset)	822	1,744	3,165
Insurance and investment contracts [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences		(19)
Deferred tax liabilities, temporary differences	(1,433)	(1,806)
Total net deferred tax liability / (asset)	(1,434)	(1,787)	(2,988)
Deferred expenses, VOBA and other intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	(125)	(140)
Deferred tax liabilities, temporary differences	1,788	1,752
Total net deferred tax liability / (asset)	1,914	1,892	3,298
Defined benefit plans [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	12	26
Deferred tax liabilities, temporary differences	(257)	(268)
Total net deferred tax liability / (asset)	(269)	(295)	(645)
Losses [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	167	176
Deferred tax liabilities, temporary differences	(147)	(120)
Total net deferred tax liability / (asset)	(314)	(296)	(407)
Other [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	79	57
Deferred tax liabilities, temporary differences	(748)	(807)
Total net deferred tax liability / (asset)	(827)	(863)	(850)
Real estate [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities, temporary differences	520	554
Total net deferred tax liability / (asset)	€ 519	€ 554	€ 541